Statements of Shareholders' Deficit (Parenthetical) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Jun. 28, 2013	Sep. 30, 2013	Dec. 31, 2013
Debt, principal amount converted	$ 20,231,000	$ 20,231,000	$ 20,231,000
Accrued interest [Member]
Accrued interest on convertible debt converted	$ 2,581,000	$ 2,581,000	$ 2,581,000